Income Tax - Summary of deferred tax assets and liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Allowance for doubtful accounts	¥ 408	¥ 409
Deductible donation expenses carried forwards	2,646	2,641
Accrued expenses	4,250	2,621
Registration fees	3,351	2,826
Property and equipment	137	68
Net operating loss carry forwards	3,690	1,696
Total gross deferred tax assets	14,482	10,261
Valuation allowance on deferred tax assets	(802)	(2,484)	¥ (1,961)	¥ (668)
Deferred tax assets, net of valuation allowance	13,680	7,777
Deferred tax liabilities:
Property and equipment	(968)	(1,200)
Intangible assets	(11,153)	(11,918)
Government grants	(1,218)	(415)
Total deferred tax liabilities	(13,339)	(13,533)
Net deferred tax (liabilities)/assets	341	(5,756)
Analysis as:
Deferred tax assets	12,274	6,567
Deferred tax liabilities	(11,933)	(12,323)
Net deferred tax (liabilities)/assets	¥ 341	¥ (5,756)